INCOME TAX - Components of tax expense or income including tax reconciliation and unrecognised tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Major components of tax expense (income) [abstract]
Current tax	R (99.7)	R (286.3)	R (261.6)
Mining tax	(92.4)	(253.0)	(250.2)
Current Tax Charge - Mining Tax prior year over provision	5.4	0.0	0.0
Non-Mining, company and capital gains tax	(12.7)	(33.3)	(11.4)
Deferred tax	(388.6)	(118.7)	(72.7)
Deferred tax charge - Mining tax	(327.5)	(121.6)	(119.9)
Deferred tax charge - Mining tax prior year over provision	6.1	0.0	0.0
Deferred tax charge - Non-mining, company and capital gains tax	0.2	2.9	1.6
Deferred tax rate adjustment	(67.3)	0.0	45.6
Recognition of previously unrecognised income losses	0.0	0.0	0.4
Recognition of previously unrecognised temporary differences	0.0	0.0	(0.4)
Income tax	(488.2)	(405.0)	(334.3)
Major items causing the Group's income tax expense to differ from the statutory rate were:
Tax on net profit before tax at the South African corporate tax rate of 27% (2023: 27% and 2022: 28%)	(490.6)	(455.3)	(408.3)
Rate adjustment to reflect the actual realised company tax rates applying the gold mining formula (a)	46.1	47.6	36.4
Deferred tax rate adjustment	(67.3)	0.0	45.6
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition	(16.8)	(16.3)	(22.2)
Non-deductible expenses	(8.2)	(7.0)	(7.3)
Exempt income and other non-taxable income	9.8	21.8	19.0
Recognition of previously unrecognised temporary differences	0.0	0.0	(0.4)
Recognition of previously unrecognised income losses	0.0	0.0	0.4
Prior year over provision	(11.5)	(2.0)	0.0
Current year losses for which no deferred tax asset was recognised	1.4	0.4	(1.4)
Other	(1.6)	(0.1)	3.6
Tax incentives (f)	27.5	1.9	0.3
Income tax	R (488.2)	R (405.0)	R (334.3)
Applicable tax rate	2700.00%	27.00%	28.00%